Information by operating segment (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 3,138	$ 3,249	$ 6,500	$ 6,173
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	2,326	2,489	4,856	4,704
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	637	601	1,285	1,159
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	141	130	294	254
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 34	$ 29	$ 65	$ 56